Long-Term Deposits and Other Non-Current Assets (Details) - USD ($)		6 Months Ended
	Jan. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Long-Term Prepayments and Other Non-Current Assets [Abstract]
Investment Committee	$ 60,000,000	$ 385,524	$ 375,846